Derivitives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
SunEdison Semiconductor’s derivatives and hedging activities consist of:

		Assets (Liabilities) Fair Value
In millions	Balance Sheet Location	As of December 31, 2014	As of December 31, 2013
Derivatives not designated as hedging:
Currency forward contracts (1)	Prepaid and other current assets	$0.2	$—
Currency forward contracts (1)	Accrued liabilities	$(0.9)	$(3.1)
(1) Currency forward contracts are recorded in the consolidated balance sheet at fair value using Level 1 inputs.

		Losses
		Year Ended December 31,
In millions	Statement of Operations Location	2014	2013	2012
Derivatives not designated as hedging:
Currency forward contracts	Other, net	$2.0	$14.3	$5.2